United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                    Form N-Q
                   Quarterly Schedule of Portfolio Holdings of
                   Registered Management Investment Companies




                                    811-21249

                      (Investment Company Act File Number)


              Federated Premier Intermediate Municipal Income Fund
         ---------------------------------------------------------------

               (Exact Name of Registrant as Specified in Charter)



                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000


                                 (412) 288-1900
                         (Registrant's Telephone Number)


                           John W. McGonigle, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)
                (Notices should be sent to the Agent for Service)






                        Date of Fiscal Year End: 11/30/05
                                                 --------


                 Date of Reporting Period: Quarter ended 2/28/05
                                           ---------------------


Item 1.     Schedule of Investments


Federated Premier Intermediate Municipal  Income Fund
Portfolio of Investments
February 28, 2005 (unaudited)



   Principal                                                         Credit
   Amount                                                            Rating       (1)   Value


                           Municipal BONDS--99.8%
                           Alaska--2.6%
$  3,815,000               Alaska State Housing Finance Corp.,
                           State Capitalization Project
                           Revenue Bonds, (Series A), 5.00%          AAA / Aaa
                           (MBIA Insurance Corp. INS), 7/1/2011      / AAA           $  4,152,475
                           Arizona--1.7%
   1,000,000               Arizona Tourism & Sports Authority,
                           Multipurpose Stadium Facility Tax
                           Revenue Bonds (Series A), 5.00%           NR / Aaa
                           (MBIA Insurance Corp. INS), 7/1/2010      / AAAA             1,090,000
   1,500,000               Verrado Community Facilities
                           District No. 1, AZ, Revenue Bonds,
                           6.15%, 7/15/2017                          NR                 1,628,685
                                 Total                                                  2,718,685
                           Arkansas--0.7%
   1,000,000               Arkansas Development Finance
                           Authority, Revenue Bonds, 7.25%
                           (Washington Regional Medical
                           Center)/(Original Issue Yield:            BBB- /
                           7.40%), 2/1/2020                          Baa3 / BBB         1,105,080
                           California--9.0%
   1,250,000               California Educational Facilities
                           Authority, Revenue Bonds (Series
                           2000A), 6.75% (Fresno Pacific             NR / Baa3
                           University), 3/1/2019                     / NR               1,376,300
   570,000                 California Health Facilities
                           Financing Authority, Health
                           Facility Revenue Bonds (Series
                           2004I), 4.95% TOBs (Catholic
                           Healthcare West), Mandatory Tender        BBB+ /
                           7/1/2014, final maturity 7/1/2026         Baa1 / A-          599,344
   4,000,000               California State, Refunding UT GO
                           Bonds, 5.25%, 2/1/2014                    A / A3 / A-        4,397,000
   2,000,000               Golden State Tobacco Securitization
                           Corp., CA, Tobacco Settlement
                           Asset-Backed Revenue Bonds (Series
                           2003A-1), 6.25% (Original Issue           BBB / Baa3
                           Yield: 6.55%), 6/1/2033                   / BBB              2,039,920
   2,000,000               Oakland, CA Redevelopment Agency,
                           Tax Allocation Bonds, 5.00% (FGIC         AAA / Aaa
                           INS), 9/1/2010                            / AAA              2,190,520
   1,855,000       (2)     San Francisco, CA City & County
                           Airport Commission, Revenue
                           Refunding Bonds (Second
                           Series-Issue 29B), 5.00% (FGIC            AAA / Aaa
                           INS), 5/1/2012                            / AAA              2,037,773
   1,500,000       (2)     San Francisco, CA City & County
                           Airport Commission, Revenue
                           Refunding Bonds (Second
                           Series-Issue 29B), 5.25% (FGIC            AAA / Aaa
                           INS), 5/1/2013                            / AAA              1,676,670
                                 Total                                                  14,317,527
                           Colorado--3.3%
   725,000                 Antelope Heights Metropolitan
                           District, CO, LT GO Bonds, 8.00%,
                           12/1/2023                                 NR                 727,045
   500,000                 Buckhorn Valley Metropolitan
                           District No. 2, CO, LT GO Bonds,
                           7.00%, 12/1/2023                          NR                 501,385
   500,000                 Colorado Educational & Cultural
                           Facilities Authority, Revenue
                           Refunding Bonds (Series A), 6.25%
                           (Denver Academy)/(Original Issue          BB+ / NR /
                           Yield: 6.50%), 11/1/2013                  NR                 502,270
   865,000                 Conservatory Metropolitan District,
                           CO, LT GO Bonds, 7.40%, 12/1/2016         NR                 931,051
   1,855,000               Denver, CO City & County Airport
                           Authority, Airport Revenue Bonds,
                           (Series E), 6.00% (MBIA Insurance         AAA / Aaa
                           Corp. INS), 11/15/2011                    / AAA              2,127,833
   500,000                 Southlands, CO Metropolitan
                           District No. 1, LT GO Bonds (Series
                           2004), 7.00% (Original Issue Yield:
                           7.05%), 12/1/2024                         NR                 513,610
                                 Total                                                  5,303,194
                           Connecticut--0.5%
   750,000                 Connecticut State Development
                           Authority, First Mortgage Gross
                           Revenue Health Care Project Bonds
                           (Series 2003), 5.75% (Elim Park
                           Baptist Home, Inc.)/(Original Issue       BBB+ / NR
                           Yield: 5.90%), 12/1/2023                  / NR               786,510
                           Delaware--0.6%
   1,000,000               Delaware Health Facilities
                           Authority, Revenue Bonds, 4.00%
                           (Christiana Care Health                   AAA / Aaa
                           Services)/(AMBAC INS), 10/1/2007          / AAA              1,029,400
                           District Of Columbia--1.4%
   2,000,000               District of Columbia, Refunding UT
                           GO (Series 2002C), 5.25% (XL
                           Capital Assurance Inc. INS),              AAA / Aaa
                           6/1/2010                                  / AAA              2,189,080
                           Florida--5.5%
   1,000,000       (3)      Capital Trust Agency, FL, Revenue
                           Bonds (Series 2001), 10.00%
                           (Seminole Tribe of Florida
                           Convention and Resort Hotel
                           Facilities), 10/1/2033                    NR                 1,129,350
   600,000         (3)      Capital Trust Agency, FL, Revenue
                           Bonds (Series 2003A), 8.95%
                           (Seminole Tribe of Florida
                           Convention and Resort Hotel
                           Facilities), 10/1/2033                    NR                 674,562
   300,000                 Concorde Estates, FL Community
                           Development District, Revenue Bonds
                           (Series 2004B), 5.00% (Original
                           Issue Yield: 5.10%), 5/1/2011             NR                 300,531
   800,000                 Fishhawk Community Development
                           District II, Special Assessment
                           Revenue Bonds (Series 2004B),
                           5.125% (Original Issue Yield:
                           5.20%), 11/1/2009                         NR                 808,680
   785,000                 Gateway Services, FL Community
                           Development District, Special
                           Assessment Bonds (Series 2003B),
                           5.50% (Original Issue Yield:
                           5.65%), 5/1/2010                          NR                 795,715
   1,020,000               Heritage Harbour South Community
                           Development District, FL, Capital
                           Improvement Revenue Bonds (Series
                           2002B), 5.40% (Original Issue
                           Yield: 5.50%), 11/1/2008                  NR                 1,030,332
   750,000                 Miami Beach, FL Health Facilities
                           Authority, Hospital Revenue Bonds
                           (Series 2001A), 6.70% (Mt. Sinai
                           Medical Center, FL)/(Original Issue       BB / Ba2 /
                           Yield: 6.80%), 11/15/2019                 BB                 797,257
   400,000                 Midtown Miami, FL Community
                           Development District, Special
                           Assessment Bonds (Series 2004A),
                           6.00%, 5/1/2024                           NR                 413,204
   500,000                 Orlando, FL Urban Community
                           Development District, Capital
                           Improvement Revenue Bonds, 6.00%,
                           5/1/2020                                  NR                 510,060
   1,960,000               Palm Beach County, FL Health
                           Facilities Authority, Revenue
                           Bonds, 5.625% (Adult Communities
                           Total Services, Inc.)/(Original           BBB+ / NR
                           Issue Yield: 5.889%), 11/15/2020          / BBB+             2,014,645
   380,000                 Plantation, FL, Refunding &
                           Improvement Projects Revenue Bonds,       NR / Aaa /
                           5.00% (FSA INS), 8/15/2020                AAA                406,376
                                 Total                                                  8,880,712
                           Georgia--2.0%
   750,000                 Fulton County, GA Residential Care
                           Facilities, Revenue Bonds (Series
                           2004A), 6.00% (Canterbury Court),
                           2/15/2022                                 NR                 756,308
   2,115,000               Municipal Electric Authority of
                           Georgia, Revenue Bonds (Series
                           2002A), 5.25% (MBIA Insurance Corp.       AAA / Aaa
                           INS), 11/1/2015                           / AAA              2,337,392
                                 Total                                                  3,093,700
                           Hawaii--1.0%
   1,550,000               Hawaii State Department of Budget &
                           Finance, Special Purpose Revenue
                           Bonds (Series A), 7.00% (Kahala
                           Nui)/(Original Issue Yield: 7.00%),
                           11/15/2012                                NR                 1,613,457
                           Illinois--3.2%
   1,000,000               Chicago, IL Board of Education, UT
                           GO Bonds (Series 2003A), 5.25%
                           (MBIA Insurance Corp. INS),               AAA / Aaa
                           12/1/2012                                 / AAA              1,111,630
   1,790,000               Chicago, IL O'Hare International
                           Airport, Second Lien Passenger
                           Facilities Revenue Bonds (Series          AAA / Aaa
                           B), 5.50% (AMBAC INS), 1/1/2015           / AAA              1,984,483
   1,000,000               Chicago, IL Special Assessment,
                           Improvement Bonds (Series 2002),
                           6.626% (Lakeshore East
                           Project)/(Original Issue Yield:
                           6.637%), 12/1/2022                        NR                 1,036,570
   1,000,000               Illinois Educational Facilities
                           Authority, Revenue Refunding Bonds
                           (Series A), 5.00% (Augustana
                           College)/(Original Issue Yield:           NR / Baa1
                           5.05%), 10/1/2014                         / NR               1,048,850
                                 Total                                                  5,181,533
                           Iowa--0.3%
   500,000                 Scott County, IA, Revenue Refunding
                           Bonds (Series 2004), 5.625%               NR / NR /
                           (Ridgecrest Village), 11/15/2018          BBB-               516,235
                           Kansas--1.4%
   2,000,000               Wichita, KS Water & Sewer Utility,
                           Revenue Bonds (Series 2003), 5.00%        AAA / Aaa
                           (FGIC INS), 10/1/2011                     / AAA              2,196,160
                           Kentucky--1.3%
   2,000,000               Kentucky Economic Development
                           Finance Authority, Revenue Bonds
                           (Series A), 6.25% (Norton
                           Healthcare, Inc.)/(Original Issue         NR / NR /
                           Yield: 6.45%), 10/1/2012                  BBB+               2,171,340
                           Louisiana--3.2%
   1,535,000               Louisiana Local Government
                           Environmental Facilities Community
                           Development Authority, Revenue
                           Bonds, 5.375% (BRCC Facilities
                           Corp.)/(MBIA Insurance Corp. INS),        AAA / Aaa
                           12/1/2014                                 / AAA              1,717,588
   1,630,000               Louisiana Local Government
                           Environmental Facilities Community
                           Development Authority, Revenue
                           Bonds, 5.375% (BRCC Facilities
                           Corp.)/(MBIA Insurance Corp. INS),        AAA / Aaa
                           12/1/2015                                 / AAA              1,816,651
   1,500,000               West Feliciana Parish, LA, PCR
                           Bonds, 7.00% (Entergy Gulf States,        BB+ / Ba1
                           Inc.), 11/1/2015                          / NR               1,527,660
                                 Total                                                  5,061,899
                           Massachusetts--4.0%
   2,500,000               Commonwealth of Massachusetts, LT
                           GO Bonds (Series C), 5.50% (FSA           AAA / Aaa
                           INS), 11/1/2010                           / AAA              2,793,100
   1,000,000               Commonwealth of Massachusetts,
                           Refunding LT GO Bonds (Series             AAA / Aaa
                           1997A), 5.75% (FGIC INS), 8/1/2008        / AAA              1,093,900
   2,105,000               Massachusetts Municipal Wholesale
                           Electric Co., Power Supply System
                           Revenue Bonds (Nuclear Project
                           3-A), 5.00% (MBIA Insurance Corp.         AAA / Aaa
                           INS), 7/1/2011                            /  AAA             2,293,713
                                 Total                                                  6,180,713
                           Michigan--3.0%
   2,000,000               Cornell Township MI, Economic
                           Development Corp., Refunding
                           Revenue Bonds, 5.875% (Mead               BBB / Baa2
                           Westvaco Corp.), 5/1/2018                 / NR               2,206,840
   500,000                 Gaylord, MI Hospital Finance
                           Authority, Hospital Revenue
                           Refunding Bonds (Series 2004),
                           6.20% (Otsego Memorial Hospital
                           Obligated Group)/(Original Issue
                           Yield: 6.45%), 1/1/2025                   NR                 492,770
   1,000,000               Grand Rapids & Kent County, MI
                           Joint Building Authority, Revenue         AAA / Aaa
                           Bonds, 5.25%, 12/1/2011                   / NR               1,110,370
   1,000,000               Michigan State Hospital Finance
                           Authority, Hospital Refunding
                           Revenue Bonds (Series 2003A),
                           5.625% (Henry Ford Health System,         A- / A1 /
                           MI), 3/1/2017                             NR                 1,084,380
                                 Total                                                  4,894,360
                           Mississippi--1.8%
   1,500,000               Lowndes County, MS Solid Waste
                           Disposal, Refunding PCR Bonds
                           (Series 1992B), 6.70% (Weyerhaeuser       BBB / Baa2
                           Co.), 4/1/2022                            / NR               1,803,210
   1,000,000               Mississippi Hospital Equipment &
                           Facilities Authority, Refunding &
                           Improvement Revenue Bonds, 5.75%
                           (Southwest Mississippi Regional
                           Medical Center)/(Original Issue           BBB+ / NR
                           Yield: 5.85%), 4/1/2023                   / NR               1,046,250
                                 Total                                                  2,849,460
                           Missouri--2.3%
   1,450,000               St. Louis, MO, Airport Revenue
                           Bonds (Series A), 5.25% (MBIA             AAA / Aaa
                           Insurance Corp. INS), 7/1/2009            / AAA              1,565,565
   1,060,000               St. Louis, MO, Airport Revenue
                           Bonds (Series A), 5.25% (MBIA             AAA / Aaa
                           Insurance Corp. INS), 7/1/2010            / AAA              1,156,354
   910,000                 St. Louis, MO, Airport Revenue
                           Bonds (Series A), 5.25% (MBIA             AAA / Aaa
                           Insurance Corp. INS), 7/1/2011            / AAA              997,387
                                 Total                                                  3,719,306
                           Nevada--3.1%
   2,000,000               Clark County, NV, Industrial
                           Development Revenue Bonds (Series
                           2003C), 5.45% TOBs (Southwest Gas
                           Corp.), Mandatory Tender 3/1/2013,        BBB- /
                           final maturity 3/1/2038                   Baa2 / NR          2,127,960
   800,000         (3)      Director of the State of Nevada
                           Department of Business and
                           Industry, Revenue Bonds (Series
                           2004B), 6.75% (Las Ventanas
                           Retirement Community)/(Original
                           Issue Yield: 6.875%), 11/15/2023          NR                 823,944
   1,000,000               Las Vegas, NV Special Improvement
                           District No. 607, Local Improvement
                           Special Assessment Bonds (Series
                           2004), 5.50%, 6/1/2013                    NR                 1,031,640
   1,000,000               North Las Vegas, NV Special
                           Improvement District No. 60, Local
                           Improvement Special Assessment
                           Bonds (Series 2002), 6.40%
                           (Aliante), 12/1/2022                      NR                 1,016,030
                                 Total                                                  4,999,574
                           New Jersey--3.4%
   600,000                 New Jersey EDA, Revenue Refunding
                           Bonds (Series A), 5.75% (Winchester
                           Gardens at Ward
                           Homestead)/(Original Issue Yield:         NR / NR /
                           5.75%), 11/1/2024                         BBB-               626,046
   1,000,000               New Jersey Health Care Facilities
                           Financing Authority, Revenue Bonds,
                           6.00% (Pascack Valley Hospital
                           Association)/(Original Issue Yield:       B+ / NR /
                           6.25%), 7/1/2013                          BB                 950,810
   1,250,000               New Jersey State Transportation
                           Corp., Certificates of
                           Participation (Series 1999A), 5.00%       AAA / Aaa
                           (AMBAC INS), 9/15/2007                    / AAA              1,317,700
   1,450,000               New Jersey State, Refunding UT GO
                           Bonds (Series 2003J) , 5.00%,             AA- / Aa3
                           7/15/2009                                 / AA-              1,566,246
   1,000,000               Passaic Valley, NJ Sewer Authority,
                           Sewer System Revenue Bonds, (Series       NR / Aaa /
                           F), 5.00% (FGIC INS), 12/1/2011           AAA                1,100,460
                                 Total                                                  5,561,262
                           New Mexico--0.8%
   1,300,000               Farmington, NM, Refunding Revenue
                           Bonds (Series 2002A), 6.375% TOBs
                           (El Paso Electric Co.), Mandatory
                           Tender 8/1/2005, final maturity           BBB- /
                           5/1/2032                                  Baa3 / NA          1,317,277
                           New York--10.4%
   380,000                 Dutchess County, NY IDA, Civic
                           Facility Revenue Bonds (Series
                           2004B), 7.25% (St. Francis Hospital
                           and Health Centers), 3/1/2019             NR                 389,048
   2,000,000               Dutchess County, NY IDA, Revenue
                           Bonds, 5.00% (Marist
                           College)/(Original Issue Yield:           NR / Baa1
                           5.15%), 7/1/2020                          / NR               2,082,200
   4,000,000               Metropolitan Transportation
                           Authority, NY, Refunding
                           Transportation Revenue Bonds
                           (Series 2002F), 5.00% (MBIA               AAA / Aaa
                           Insurance Corp. INS), 11/15/2011          / AAA              4,393,160
   500,000                 New York City, NY, UT GO Bonds
                           (Series 2001F), 5.25%, 8/1/2011           A / A2 / A+        547,295
   2,000,000               New York City, NY, UT GO Bonds,
                           (Series D), 5.00% (Original Issue
                           Yield: 5.21%), 6/1/2017                   A / A2 / A+        2,101,000
   2,360,000               New York State Dormitory Authority,
                           Insured Revenue Bonds (Series
                           2001A), 5.00% (NYSARC, Inc.)/(FSA         AAA / Aaa
                           INS), 7/1/2010                            / AAA              2,574,831
   1,490,000               New York State Dormitory Authority,
                           Revenue Bonds (Series 2003A), 5.25%
                           (Brooklyn Law School)/(Radian Asset       AA / NR /
                           Assurance INS), 7/1/2009                  NA                 1,616,933
   1,595,000               New York State Urban Development
                           Corp., Correctional & Youth
                           Facilities Service Contract Bonds
                           (Series 2002C), 4.00% (New York
                           State)/(XL Capital Assurance Inc.         AAA / Aaa
                           INS), 1/1/2010                            / AAA              1,652,851
   1,225,000               Unadilla, NY Central School
                           District No. 2, UT GO Bonds, 4.50%        AAA / Aaa
                           (FGIC INS), 6/15/2011                     / AAA              1,305,605
                                 Total                                                  16,662,923
                           North Carolina--3.7%
   1,000,000               North Carolina Eastern Municipal
                           Power Agency, Power System Revenue
                           Refunding Bonds (Series D), 5.50%,        BBB / Baa2
                           1/1/2014                                  / BBB+             1,093,970
   500,000                 North Carolina Medical Care
                           Commission, Health Care Facilities
                           First Mortgage Revenue Refunding
                           Bonds (Series 2004A), 5.00%
                           (Deerfield Episcopal Retirement           NR / NR /
                           Community ), 11/1/2023                    A-                 509,070
   965,000                 North Carolina Medical Care
                           Commission, Health Care Housing
                           Revenue Bonds (Series 2004A), 5.50%
                           (Arc of North Carolina Projects),         NR / Baa1
                           10/1/2024                                 / NR               976,532
   3,000,000               North Carolina Municipal Power
                           Agency No. 1, Electric Revenue
                           Bonds (Series 2003A), 5.50%,              BBB+ / A3
                           1/1/2014                                  / A-               3,299,100
                                 Total                                                  5,878,672
                           Ohio--3.5%
   3,000,000               Ohio State Air Quality Development
                           Authority, PCR Refunding Bonds
                           (Series 2002A), 6.00% (Cleveland
                           Electric Illuminating Co.),               BB+ / Baa3
                           12/1/2013                                 / BBB-             3,181,110
   2,000,000               Ohio State, Higher Education
                           Capital Facilities Revenue Bonds          AA / Aa2 /
                           (Series II-A), 5.00%, 12/1/2008           AA                 2,152,280
   250,000         (3)      Port of Greater Cincinnati, OH
                           Development Authority, Special
                           Assessment Revenue Bonds, 6.30%
                           (Cincinnati Mills), 2/15/2024             NR                 266,828
                                 Total                                                  5,600,218
                           Oregon--0.6%
   1,000,000               Yamhill County, OR Hospital
                           Authority, Revenue Bonds, 6.50%
                           (Friendsview Retirement Community),
                           12/1/2018                                 NR                 1,020,280
                           Pennsylvania--10.1%
   1,400,000               Allegheny County, PA HDA, Health
                           System Revenue Bonds, (Series
                           2000B), 9.25% (West Penn Allegheny
                           Health System)/(Original Issue
                           Yield: 9.30%), 11/15/2015                 B / B1 / B+        1,621,620
   400,000                 Crawford County, PA Hospital
                           Authority, Senior Living Facilities
                           Revenue Bonds (Series 1999), 6.125%
                           (Wesbury United Methodist Community
                           Obligated Group)/(Original Issue          NR / NR /
                           Yield: 6.32%), 8/15/2019                  BBB-               413,884
   281,000                 Crawford County, PA Hospital
                           Authority, Senior Living Facilities
                           Revenue Bonds, 5.90% (Wesbury
                           United Methodist Community                NR / NR /
                           Obligated Group), 8/15/2009               BBB-               285,946
   1,550,000               Cumberland County, PA Municipal
                           Authority, Revenue Bonds (Series
                           2002A), 6.00% (Wesley Affiliated
                           Services, Inc. Obligated Group),
                           1/1/2013                                  NR                 1,581,620
   1,500,000               Pennsylvania State Higher Education
                           Facilities Authority, Health System
                           Revenue Bonds (Series A), 6.25%
                           (UPMC Health System), 1/15/2018           A+ / NR / A        1,701,015
   3,975,000               Pennsylvania State IDA, Economic
                           Development Revenue Bonds, 5.25%          AAA / Aaa
                           (AMBAC INS), 7/1/2011                     / AAA              4,392,335
   1,385,000               Pennsylvania State Turnpike
                           Commission, Oil Franchise Tax
                           Revenue Bonds (Series 2003A), 5.00%
                           (MBIA Insurance Corp. INS),               AAA / Aaa
                           12/1/2010                                 / AAA              1,516,769
   1,475,000               Philadelphia, PA Gas Works, Revenue
                           Bonds (Sixteenth Series), 5.25%           AAA / Aaa
                           (FSA INS), 7/1/2008                       / AAA              1,580,935
   1,000,000               Philadelphia, PA Water & Wastewater
                           System, Refunding Revenue Bonds,          AAA / Aaa
                           5.25% (AMBAC INS), 12/15/2011             / AAA              1,110,040
   1,860,000               State Public School Building
                           Authority, PA, Revenue Bonds, 5.25%       AAA / Aaa
                           (MBIA Insurance Corp. INS), 9/1/2008      / AAA              1,951,475
                                 Total                                                  16,155,639
                           South Carolina--0.7%
   1,000,000               Georgetown County, SC Environmental
                           Improvements, Refunding Revenue
                           Bonds (Series 2000A), 5.95%               BBB / Baa2
                           (International Paper Co.), 3/15/2014      / NR               1,129,360
                           Texas--5.2%
   1,000,000               Abilene, TX Health Facilities
                           Development Corp., Retirement
                           Facilities Revenue Bonds (Series
                           2003A), 6.50% (Sears Methodist
                           Retirement ), 11/15/2020                  NR                 1,021,640
   1,000,000               Brazos River Authority, TX, PCR
                           Refunding Bonds (Series 2003D),
                           5.40% TOBs (TXU Energy), Mandatory
                           Tender 10/1/2014, final maturity          BBB / Baa2
                           10/1/2029                                 / BBB              1,064,630
   1,000,000               Decatur, TX Hospital Authority,
                           Hospital Revenue Bonds (Series
                           2004A), 6.50% (Wise Regional Health
                           System), 9/1/2014                         NR                 1,075,800
   1,500,000               Houston, TX Airport System,
                           Subordinated Lien Revenue Bonds,          AAA / Aaa
                           5.25% (FSA INS), 7/1/2012                 / AAA              1,657,845
   500,000                 Houston, TX HFDC, Retirement
                           Facilities Revenue Bonds (Series
                           2004A), 6.25% (Buckingham Senior
                           Living Community), 2/15/2020              NR                 508,030
   1,475,000               Houston, TX Hotel Occupancy Tax,
                           Convention & Entertainment Special
                           Revenue Bonds (Series 2001B),             AAA / Aaa
                           5.375% (AMBAC INS), 9/1/2013              / AAA              1,643,076
   250,000                 Sabine River Authority, TX,
                           Refunding PCR Bonds (Series 2003A),       BBB / Baa2
                           5.80% (TXU Energy), 7/1/2022              / NR               268,430
   1,000,000               Tyler, TX Health Facilities
                           Development Corp., Hospital Revenue
                           Bonds, 5.25% (Mother Frances              NR / Baa1
                           Hospital ), 7/1/2012                      / BBB+             1,077,800
                                 Total                                                  8,317,251
                           Virginia--1.8%
   839,000                 Bell Creek CDA, VA, Special
                           Assessment Revenue Bonds (Series
                           2003), 6.75%, 3/1/2022                    NR                 847,717
   1,000,000               Broad Street Community Development
                           Authority, VA, Revenue Bonds, 7.10%
                           (Original Issue Yield: 7.15%),
                           6/1/2016                                  NR                 1,021,380
   1,000,000               Peninsula Port Authority, VA,
                           Residential Care Facility Revenue
                           Bonds (Series 2003A), 7.375%
                           (Virginia Baptist Homes Obligated
                           Group)/(Original Issue Yield:
                           7.50%), 12/1/2023                         NR                 1,076,960
                                 Total                                                  2,946,057
                           Washington--5.3%
   500,000                 Skagit County, WA Public Hospital
                           District No. 1, Refunding Revenue
                           Bonds, 6.00% (Skagit Valley               NR / Baa3
                           Hospital), 12/1/2018                      / NR               521,590
   1,005,000               Snohomish County, WA Public Utility
                           District No. 001, Refunding
                           Generation System Revenue Bonds
                           (Series 2002B), 5.25% (FSA INS),          AAA / Aaa
                           12/1/2012                                 / AAA              1,116,465
   1,000,000               Spokane, WA, Refunding LT GO Bonds,       AAA / Aaa
                           5.00% (FGIC INS), 6/1/2011                / AAA              1,090,940
   1,450,000               Tobacco Settlement Authority, WA,
                           Tobacco Settlement Asset Backed
                           Revenue Bonds, 6.50% (Original            BBB / Baa3
                           Issue Yield: 6.65%), 6/1/2026             / NR               1,495,081
   1,000,000               Washington State Public Power
                           Supply System, Nuclear Project No,
                           2 Revenue Refunding Bonds (Series
                           1992A), 6.30% (Energy Northwest,
                           WA)/(Original Issue Yield: 6.40%),        AA- / Aaa
                           7/1/2012                                  / AA-              1,172,420
   1,435,000               Yakima County, WA, LT GO Bonds            NR / Aaa /
                           (2002), 5.00% (AMBAC INS), 12/1/2010      AAA                1,566,001
   1,495,000               Yakima County, WA, LT GO Bonds            NR / Aaa /
                           (2002), 5.25% (AMBAC INS), 12/1/2011      AAA                1,658,090
                                 Total                                                  8,620,587
                           Wisconsin--2.4%
   200,000                 Wisconsin State HEFA, Revenue Bonds
                           (Series 2004), 5.50% (Blood Center
                           of Southeastern Wisconsin,
                           Inc.)/(Original Issue Yield:              BBB+ / NR
                           5.583%), 6/1/2024                         / NR               207,788
   500,000                 Wisconsin State HEFA, Revenue Bonds
                           (Series 2004A), 6.125% (Southwest
                           Health Center)/(Original Issue
                           Yield: 6.15%), 4/1/2024                   NR                 496,520
   2,000,000               Wisconsin State HEFA, Revenue
                           Bonds, 5.75% (Synergy Health,             BBB+ / NR
                           Inc.), 11/15/2015                         / A-               2,138,600
   970,000                 Wisconsin State HEFA, Revenue
                           Bonds, 7.125% (Community Memorial
                           Hospital)/(Original Issue Yield:
                           7.25%), 1/15/2022                         NR                 1,016,385
                                 Total                                                  3,859,293
                                 Total Municipal  BONDS
                                 (identified cost $155,318,806)                         160,029,219
                           Short-term MunicipalS--0.2%
                           Texas--0.2%
   400,000                 Harris County, TX HFDC, (Series
                           2002) Daily VRDNs (Methodist
                           Hospital, Harris County, TX) (AT          AA / NR /
                           AMORTIZED COST)                           NR                 400,000
                                 Total Municipal  Investments
                           - 100%
                                 (identified cost
                           $155,718,806)(4)                                             160,429,219
                                 other assets and liabilities
                           - net                                                        1,861,909
                                Liquidation value of auction
                                perferred shares                                        (61,025,000)
                                total net assets applicable to
                                Common Shareholders                               $    101,266,128


          At February 28, 2005, the fund holds no securities that are subject to the federal alternative minimum tax (AMT).

1    Current credit ratings provided by Standard & Poor's and Moody's  Investors
     Service, respectively, are unaudited.

2 Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding short futures contracts. At February 28, 2005, the Fund had the following open futures contracts:

       Expiration Date     Contracts to Receive  Position    Unrealized Appreciation

       June 2005           170 U.S. Treasury Notes           Short $89,039
                           10 Year Futures



3    Denotes a restricted  security,  including  securities purchased under Rule
     144A of the Securities Act of 1933. These securities, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At February 28, 2005, these securities amounted to $2,894,684, which represents 1.8% of total market value.

     Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Board of Trustees (the "Trustees") held at February 28, 2005, is as follows:

       Security                                                       Acquisition Date    Acquisition Cost


       Capital Trust Agency, FL, Revenue Bonds (Series 2001),
       10.00% (Seminole Tribe of Florida Convention and
       Resort Hotel Facilities), 10/1/2033                            12/23/2002          1,027,250



       Capital Trust Agency, FL, Revenue Bonds
       (Series 2003A), 8.95% (Seminole Tribe of Florida
       Convention and Resort Hotel Facilities), 10/1/2033             5/9/2003            600,000



       Director of the State of Nevada Department of Business
       and Industry, Revenue Bonds (Series 2004B), 6.75%
       (Las Ventanas Retirement Community)/
       (Original Issue Yield: 6.875%), 11/15/2023                     12/9/2004           789,424



       Port of Greater Cincinnati, OH Development
       Authority, Special Assessment Revenue
       Bonds, 6.30% (Cincinnati Mills), 2/15/2024                     2/11/2004           250,000


4    At February 28, 2005, the cost of investments  for federal tax purposes was
     $155,718,445.  The net unrealized  appreciation  of investments for federal tax purposes  excluding any unrealized  appreciation from futures contracts
     was  $4,710,774.   This  consists  of  net  unrealized   appreciation  from
     investments  for those  securities  having an excess of value  over cost of
     $4,770,653  and net  unrealized  depreciation  from  investments  for those securities having an excess of cost over value of $59,879.


Note: The categories of investments are shown as a percentage of total market value at February 28, 2005.

Investment Valuation

Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Trustees.


The following acronyms are used throughout this portfolio:
AMBAC       --American Municipal Bond Assurance Corporation
CDA         --Community Development Administration
EDA         --Economic Development Authority
FGIC        --Financial Guaranty Insurance Company
FSA         --Financial Security Assurance
GO          --General Obligation
HDA         --Hospital Development Authority
HEFA        --Health and Education Facilities Authority
HFDC        --Health Facility Development Corporation
IDA         --Industrial Development Authority
INS         --Insured
LT          --Limited Tax
PCR         --Pollution Control Revenue
TOBs        --Tender Option Bonds
UT          --Unlimited Tax
VRDNs       --Variable Rate Demand Notes


Item 2.     Controls and Procedures

(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.     Exhibits


SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  Federated Premier Intermediate Municipal Income Fund

By          /S/ Richard J. Thomas, Principal Financial Officer
                            (insert name and title)

Date        April 19, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By          /S/ J. Christopher Donahue, Principal Executive Officer
Date        April 19, 2005


By          /S/ Richard J. Thomas, Principal Financial Officer
Date        April 19, 2005